Long Term Prepayments- Land Use Rights, Net: Schedule of Expected Amortization Expense (Tables)	12 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Expected Amortization Expense
Amortization
2014	$812,979
2015	812,979
2016	812,979
2017	812,979
2018	812,979
Thereafter	33,798,569
Total	$37,863,464